Taxation - Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019
Taxation
Amount credited/(expensed) in income statement	€ (234)	€ (434)	€ 1,897
Gross deferred tax asset	36,060	35,688
Gross deferred tax liability	(5,427)	(3,026)
Less amounts unrecognised	(9,070)	(8,387)
Net recognised deferred tax (liability)/asset	21,563	24,275
Deferred tax assets and liabilities
Deferred tax assets	23,606	24,753		€ 24,753
Deferred tax liabilities	(2,043)	(478)		€ (478)
Net deferred tax assets	21,563	24,275
Accelerated tax depreciation
Taxation
Amount credited/(expensed) in income statement	964	350
Gross deferred tax asset	1,581	1,495
Gross deferred tax liability	(1,807)	(1,202)
Less amounts unrecognised	13	8
Net recognised deferred tax (liability)/asset	(213)	301
Deferred tax assets and liabilities
Net deferred tax assets	(213)	301
Intangible assets
Taxation
Amount credited/(expensed) in income statement	(719)	38
Gross deferred tax asset	381	406
Gross deferred tax liability	(1,948)	(754)
Less amounts unrecognised	14	15
Net recognised deferred tax (liability)/asset	(1,553)	(333)
Deferred tax assets and liabilities
Net deferred tax assets	(1,553)	(333)
Tax losses
Taxation
Amount credited/(expensed) in income statement	(926)	(814)
Gross deferred tax asset	32,121	32,397
Less amounts unrecognised	(8,725)	(8,175)
Net recognised deferred tax (liability)/asset	23,396	24,222
Deferred tax assets and liabilities
Net deferred tax assets	23,396	24,222
Treasury related items
Taxation
Amount credited/(expensed) in income statement	144	(23)
Gross deferred tax asset	530	165
Gross deferred tax liability	(770)	(67)
Less amounts unrecognised	(301)	(160)
Net recognised deferred tax (liability)/asset	(541)	(62)
Deferred tax assets and liabilities
Net deferred tax assets	(541)	(62)
Deferred tax on overseas earnings
Taxation
Amount credited/(expensed) in income statement		104
Temporary differences relating to revenue recognition
Taxation
Amount credited/(expensed) in income statement	187	62
Gross deferred tax asset	3
Gross deferred tax liability	(559)	(766)
Net recognised deferred tax (liability)/asset	(556)	(766)
Deferred tax assets and liabilities
Net deferred tax assets	(556)	(766)
Temporary differences relating to leases
Taxation
Amount credited/(expensed) in income statement	205
Gross deferred tax asset	261
Gross deferred tax liability	(41)
Net recognised deferred tax (liability)/asset	220
Deferred tax assets and liabilities
Net deferred tax assets	220
Other temporary differences
Taxation
Amount credited/(expensed) in income statement	(89)	(151)
Gross deferred tax asset	1,183	1,225
Gross deferred tax liability	(302)	(237)
Less amounts unrecognised	(71)	(75)
Net recognised deferred tax (liability)/asset	810	913
Deferred tax assets and liabilities
Net deferred tax assets	€ 810	€ 913